BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Estimates and assumptions (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Recognition and estimated useful lives of website development costs
Provision For Competition Authority investigation	₺ 127,525
Percentage of standalone annual net revenue used to calculate provision for competition authority investigation	2.00%
Early payment discount	25.00%
Possible difference in penalty ratio from management estimate	1.00%
Change in provision for competition authority investigation resulting from possible change in penalty ratio	₺ 63,762
Minimum
Recognition and estimated useful lives of website development costs
Percentage of standalone annual net revenue used to calculate provision for competition authority investigation	2.00%
Maximum
Recognition and estimated useful lives of website development costs
Percentage of standalone annual net revenue used to calculate provision for competition authority investigation	4.00%
Website development costs
Recognition and estimated useful lives of website development costs
Increase in useful life	1 year
Decrease in useful life	1 year
Increase or decrease in amount if possible increase in useful life	₺ 19,958	₺ 12,419
Increase or decrease in amount if possible decrease in useful life	₺ (23,693)	₺ (15,658)
Website development costs | Minimum
Recognition and estimated useful lives of website development costs
Useful life (in years)	2 years
Website development costs | Maximum
Recognition and estimated useful lives of website development costs
Useful life (in years)	4 years